Investee Companies and other investments (Schedule of Composition of Asset from Concession Project) (Details) € in Thousands	12 Months Ended
Dec. 31, 2019 EUR (€)
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	€ 1,282
Balance as at Ending	1,418
Asset from concession project [Member]
Disclosure of fair value measurement of assets [line items]
Balance as at Beginning	27,002
Total income recognized in profit or loss	1,757
Proceeds from asset from concession project	(2,994)
Foreign Currency translation adjustments	2,820
Balance as at Ending	28,585
Less current maturities	1,463
Long-term Asset from concession project	€ 27,122